Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Angela N. Velez

avelez@stradley.com

(215) 564-8691

1933 Act Rule 497(e)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

January 29, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-0505

Re:	The UBS Funds (the “Trust”)
File Nos. 033-47287 and 811-06637

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”).  The XBRL exhibits reflect the Item 4 risk/return summary disclosure that was included in the supplement relating to the prospectus dated October 28, 2014, for each series of the Trust, except for the UBS Emerging Markets Debt Fund, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on January 16, 2015 (Accession No. 0001104659-15-002859) pursuant to Rule 497(e) under the 1933 Act.

Please direct any questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Angela N. Velez
Angela N. Velez, Esquire